Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating activities
Net income	$ 19,724	$ 27,875	$ 22,502	$ 25,971	$ 28,604	$ 26,323	$ 24,318	$ 23,918	$ 21,684	$ 46,421	$ 54,575	$ 104,952	$ 96,243	$ 72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization										12,477	19,315	34,770	43,764	47,333
Deferred income taxes										(4,066)	(1,489)	(12,463)	(6,088)	(14,719)
Changes in:
Other assets										2,579	1,896	(1,721)	(2,931)	15,005
Accrued interest and other liabilities										24,272	(10,553)	(441)	(35,519)	21,653
Net cash provided by operating activities										112,442	77,793	152,719	152,841	217,720
Financing activities
Dividends paid										(6,947)	(34,000)	(102,000)	(41,400)	(41,800)
Net cash provided by financing activities										330,152	97,200	130,584	89,270	358,301
Net increase (decrease) in cash and due from banks										101,801	140,991	(25,518)	26,172	(114,111)
Cash and due from banks, beginning of period			$ 423,148		282,157				255,985	256,639	282,157	282,157	255,985	370,096
Cash and due from banks, end of period	$ 358,440	256,639		$ 423,148		282,157				358,440	423,148	256,639	282,157	255,985
National Australia Bank Limited
Operating activities
Net income												104,952	96,243	72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization												0	0	1
Deferred income taxes												(7,478)	750	(1,817)
Changes in:
Other assets												7,052	(875)	9,213
Accrued interest and other liabilities												(10)	(558)	369
Equity in undistributed net income of subsidiaries												(3,473)	(49,962)	(30,796)
Net cash provided by operating activities												101,043	45,598	49,965
Financing activities
Net change in note payable to NAB												0	0	(7,000)
Dividends paid												(102,000)	(41,400)	(41,800)
Net cash provided by financing activities												(102,000)	(41,400)	(48,800)
Net increase (decrease) in cash and due from banks												(957)	4,198	1,165
Cash and due from banks, beginning of period					$ 6,710				$ 2,512	$ 5,753	$ 6,710	6,710	2,512	1,347
Cash and due from banks, end of period		$ 5,753				$ 6,710						$ 5,753	$ 6,710	$ 2,512